Warrant Liabilities (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrant Liabilities [Line Items]
Expiration period	5 years	5 years
Price per warrant (in Dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants (in Dollars per share)	$ 18	$ 18
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30 days	30 days
Effective issue price per share (in Dollars per share)	$ 9.2	$ 9.2
Percentage of gross proceeds	60.00%	60.00%
Price threshold of newly issued stock to cause adjustment of exercise warrant price (in Dollars per share)	$ 9.2	$ 9.2
Percentage of warrant exercise price adjusted to price received in new issuance	115.00%	115.00%
Minimum number of trading days	30 days	30 days
Warrant [Member]
Warrant Liabilities [Line Items]
Warrant outstanding (in Shares)	14,375,000	14,375,000
Maximum period after business combination in which to file registration statement	15 days	15 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Percentage of warrant exercise price adjusted to price received in new issuance	180.00%
Target share price of warrants or rights for redemption (in Dollars per share)	$ 18	$ 18
Private Placement Warrants [Member]
Warrant Liabilities [Line Items]
Warrant outstanding (in Shares)	8,250,000	8,250,000	8,250,000
Redeemable Warrants [Member]
Warrant Liabilities [Line Items]
Warrant outstanding (in Shares)		14,375,000	14,375,000
Warrant Liabilities [Member]
Warrant Liabilities [Line Items]
Percentage of warrant exercise price adjusted to price received in new issuance		180.00%